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                   PROSPECT STREET HIGH INCOME PORTFOLIO INC.
                                60 State Street
                          Boston, Massachusetts 02109


                                                               December 24, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

         Re:      Registration Statement on Form N-2
                  (File Nos. 333-40785 and 811-5557)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Prospect Street High Income Portfolio Inc. ( the "Fund"), hereby certifies that:

                  (i) the form of prospectus that would have been filed pursuant to Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2, constituting the Fund's most recent registration statement on file with the Securities and Exchange Commission (the "Commission"); and

                  (ii) the text of the Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 was filed electronically with the Commission on December 24, 1997. A form of Statement of Additional Information has not been filed because no such form was used.


                                                Sincerely,

                                                PROSPECT STREET HIGH INCOME
                                                PORTFOLIO INC.

                                            /s/ John A. Frabotta
                                                -------------------------
                                                Name:  John A. Frabotta
                                                Title: Vice President